Accounts Receivable and Other Receivables - Additional Information (Detail) - Non Accrual [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023
Accounts Receivables [Line Items]
Payment period of term loan	revolving lines of credit and/or installment plans under which the payment terms exceed one year
Outstanding amount of receivables	$ 1.6	$ 2.0